Risk Management Activities - Foreign Currency Rate Risk Management (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Financial Instruments [Abstract]
Derivative hedge, notional amount		CAD 690
Net gains on derivatives designated as cash flow hedges, net of tax	CAD 3	CAD 214	[1]	CAD 179		CAD 375

[1]	(7) Net of income tax recovery of 77 for the year ended Dec. 31, 2017 (2016 - 92 expense, 2015 - 138 expense).